Goodwill - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 2,958	$ 3,121	$ 3,397